Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Schedule of provision activity

EURm	Restructuring	Litigation and environmental(1)	Warranty	Material liability	Other	Total
1 January 2024	255	251	200	136	420	1 262
Charged to income statement
Additions	397	69	214	144	68	892
Reversals	(9)	(23)	(19)	(82)	(56)	(189)
Total charged/(credited) to income statement	388	46	195	62	12	703
Utilized during year(2)	(424)	(64)	(128)	(53)	(34)	(703)
Translation differences and other	—	9	(37)	—	(6)	(34)
31 December 2024	219	242	230	145	392	1 228
Non-current	89	151	19	—	220	479
Current	130	91	211	145	172	749
(1)Environmental provision was EUR 152 million at 31 December 2024 (EUR 154 million at 31 December 2023).
(2)The utilization of restructuring provision includes items transferred to accrued expenses, of which EUR 67 million remained in accrued expenses at 31 December 2024.